Fees Summary	Dec. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 610,000.00
Previously Paid Amount	0.00
Total Fee Amount	84.24
Total Offset Amount	0.00
Net Fee	84.24
Narrative - Max Aggregate Offering Price	$ 610,000
Final Prospectus	true